May 1, 1997



          Document Control
          U.S. Securities and Exchange Commission
          Judiciary Plaza
          450 5th Street, N.W.
          Washington, D.C.  20549-1004

          Re:  The Growth Fund of Washington, Inc.
               File Nos. 2-97999
               811-4309

          Gentlemen:

               Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on April 18, 1997 of Registrant's Post-Effective Amendment No.21 under The Securities Act of 1933 and Amendment No.17 under The
          Investment Company Act of 1940.

          Sincerely,



          Howard L. Kitzmiller
          Vice President,
          Secretary and Treasurer